Consolidated Balance Sheets (Audited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,457	$ 8,238
Restricted cash	3,942	11,070
Accounts receivable, net	64,880	59,923
Accounts receivable affiliates	4,842	8,518
Fair value of derivatives	52,042	60,809
Deferred income taxes	36,151	16,127
Prepaid expenses and other current assets	7,635	8,365
Total current assets	171,949	173,050
Properties and equipment, net	1,616,706	1,301,716
Assets held for sale	0	148,249
Fair value of derivatives	6,883	41,175
Accounts receivable affiliates	0	2,836
Other assets	31,310	30,979
Total Assets	1,826,848	1,698,005
Current liabilities:
Accounts payable	82,716	76,027
Accounts payable affiliates	5,296	10,176
Production tax liability	25,899	18,949
Fair value of derivatives	18,439	27,974
Funds held for distribution	34,228	28,594
Accrued interest payable	11,056	11,243
Other accrued expenses	25,715	22,083
Total current liabilities	203,349	195,046
Long-term debt	676,579	532,157
Deferred income taxes	148,427	207,573
Asset retirement obligations	61,563	46,316
Fair value of derivatives	10,137	21,106
Accounts payable affiliates	0	6,134
Other liabilities	23,612	25,561
Total liabilities	1,123,667	1,033,893
Shareholders' Equity:
Preferred shares - par value $0.01 per share, 50,000,000 shares authorized,none issued	0	0
Common shares - par value $0.01 per share, 100,000,000 authorized,30,294,224 and 23,634,958 issued as of December 31, 2012 and 2011,respectively	303	236
Additional paid-in capital	387,494	217,707
Retained earnings	315,568	446,280
Treasury shares - at cost, 5,059 and 2,938 as of December 31, 2012 and2011, respectively	(184)	(111)
Total shareholders' equity	703,181	664,112
Total shareholders' equity	703,181	664,112
Total Liabilities and Shareholders' Equity	$ 1,826,848	$ 1,698,005